Subsequent Events - 2013 Equity Incentive Plan (Details) - $ / shares	Feb. 13, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Oct. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Apr. 30, 2013
Common stock
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in dollars per share)		$ 0.01		$ 0.01
2013 Equity Incentive Plan
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares)								500,000
2013 Equity Incentive Plan | Common stock
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares)			1,785,500		693,864	386,883	5,824,646
Par value per share (in dollars per share)					$ 0.01	$ 0.01
2013 Equity Incentive Plan | Common stock | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares)	1,463,294
Par value per share (in dollars per share)	$ 0.01